Filed pursuant to Rule 497(j)

Registration Nos. 333-210186 and 811-23147

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

October 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to FT Vest U.S. Equity Max Buffer ETF – January, FT Vest U.S. Equity Max Buffer ETF – February, FT Vest U.S. Equity Max Buffer ETF – March, FT Vest U.S. Equity Max Buffer ETF – April, FT Vest U.S. Equity Max Buffer ETF – May,; FT Vest U.S. Equity Max Buffer ETF – June, FT Vest U.S. Equity Max Buffer ETF – July, FT Vest U.S. Equity Max Buffer ETF – August, FT Vest U.S. Equity Max Buffer ETF – September, FT Vest U.S. Equity Max Buffer ETF – October, FT Vest U.S. Equity Max Buffer ETF – November, FT Vest U.S. Equity Max Buffer ETF – December, FT Vest Laddered U.S. Equity Equal Weight Buffer ETF, FT Vest Laddered U.S. Equity Uncapped Accelerator ETF, FT Vest Laddered Emerging Markets Buffer ETF, FT Vest Laddered Max Buffer ETF, FT Vest U.S. Equity Buffer & Digital Return ETF – January, FT Vest U.S. Equity Buffer & Digital Return ETF – April, FT Vest U.S. Equity Buffer & Digital Return ETF – October and First Trust Flexible Income ETF, each a series of the Registrant. Post-Effective Amendment No. 656 was filed electronically with the Securities and Exchange Commission on September 28, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrsion C. Warren
Morrison C. Warren

Enclosures